Offerings	Mar. 05, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Fee Rate	0.01381%
Offering Note	Separate consideration may or may not be received for securities that are issuable upon the conversion or exercise of, or in exchange for, other securities offered hereby.

The registrant previously registered the offer and sale of certain securities having a proposed maximum aggregate offering price of $50,000,000 pursuant to a Registration Statement on Form S-3 (File No. 333-284626) (the “Prior Registration Statement”), which was initially filed on January 31, 2025, and declared effective by the Securities and Exchange Commission on February 10, 2025. As of the date hereof, a balance of $47,786,528 of such securities remains unsold under the Prior Registration Statement. In accordance with Rule 462(b) under the Securities Act of 1933, as amended, and General Instruction IV(A) of Form S-3, the registrant is hereby registering the offer and sale of an additional $9,557,305.60 of its securities. The additional amount of securities that is being registered for offer and sale represents no more than 20% of the maximum aggregate offering price of the remaining securities available to be sold under the Prior Registration Statement.

The proposed maximum offering price per share will be determined, from time to time, by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Item 16(b) of Form S-3 under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock
Fee Rate	0.01381%
Offering Note	Separate consideration may or may not be received for securities that are issuable upon the conversion or exercise of, or in exchange for, other securities offered hereby.

The registrant previously registered the offer and sale of certain securities having a proposed maximum aggregate offering price of $50,000,000 pursuant to a Registration Statement on Form S-3 (File No. 333-284626) (the “Prior Registration Statement”), which was initially filed on January 31, 2025, and declared effective by the Securities and Exchange Commission on February 10, 2025. As of the date hereof, a balance of $47,786,528 of such securities remains unsold under the Prior Registration Statement. In accordance with Rule 462(b) under the Securities Act of 1933, as amended, and General Instruction IV(A) of Form S-3, the registrant is hereby registering the offer and sale of an additional $9,557,305.60 of its securities. The additional amount of securities that is being registered for offer and sale represents no more than 20% of the maximum aggregate offering price of the remaining securities available to be sold under the Prior Registration Statement.

The proposed maximum offering price per share will be determined, from time to time, by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Item 16(b) of Form S-3 under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	Separate consideration may or may not be received for securities that are issuable upon the conversion or exercise of, or in exchange for, other securities offered hereby.

The registrant previously registered the offer and sale of certain securities having a proposed maximum aggregate offering price of $50,000,000 pursuant to a Registration Statement on Form S-3 (File No. 333-284626) (the “Prior Registration Statement”), which was initially filed on January 31, 2025, and declared effective by the Securities and Exchange Commission on February 10, 2025. As of the date hereof, a balance of $47,786,528 of such securities remains unsold under the Prior Registration Statement. In accordance with Rule 462(b) under the Securities Act of 1933, as amended, and General Instruction IV(A) of Form S-3, the registrant is hereby registering the offer and sale of an additional $9,557,305.60 of its securities. The additional amount of securities that is being registered for offer and sale represents no more than 20% of the maximum aggregate offering price of the remaining securities available to be sold under the Prior Registration Statement.

The proposed maximum offering price per share will be determined, from time to time, by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Item 16(b) of Form S-3 under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	Separate consideration may or may not be received for securities that are issuable upon the conversion or exercise of, or in exchange for, other securities offered hereby.

The registrant previously registered the offer and sale of certain securities having a proposed maximum aggregate offering price of $50,000,000 pursuant to a Registration Statement on Form S-3 (File No. 333-284626) (the “Prior Registration Statement”), which was initially filed on January 31, 2025, and declared effective by the Securities and Exchange Commission on February 10, 2025. As of the date hereof, a balance of $47,786,528 of such securities remains unsold under the Prior Registration Statement. In accordance with Rule 462(b) under the Securities Act of 1933, as amended, and General Instruction IV(A) of Form S-3, the registrant is hereby registering the offer and sale of an additional $9,557,305.60 of its securities. The additional amount of securities that is being registered for offer and sale represents no more than 20% of the maximum aggregate offering price of the remaining securities available to be sold under the Prior Registration Statement.

The proposed maximum offering price per share will be determined, from time to time, by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Item 16(b) of Form S-3 under the Securities Act.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Security Class Title	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 9,557,305.60
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,319.86
Offering Note	The registrant previously registered the offer and sale of certain securities having a proposed maximum aggregate offering price of $50,000,000 pursuant to a Registration Statement on Form S-3 (File No. 333-284626) (the “Prior Registration Statement”), which was initially filed on January 31, 2025, and declared effective by the Securities and Exchange Commission on February 10, 2025. As of the date hereof, a balance of $47,786,528 of such securities remains unsold under the Prior Registration Statement. In accordance with Rule 462(b) under the Securities Act of 1933, as amended, and General Instruction IV(A) of Form S-3, the registrant is hereby registering the offer and sale of an additional $9,557,305.00 of its securities. The additional amount of securities that is being registered for offer and sale represents no more than 20% of the maximum aggregate offering price of the remaining securities available to be sold under the Prior Registration Statement.